LOANS RECEIVABLE Q - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Receivables [Abstract]
Interest income related to loans receivable	$ 11.4	$ 12.9	$ 38.1	$ 38.3